Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes
9. Income Taxes
The Company’s income tax provision is computed based on the federal statutory rate, the average state statutory rates, net of the related federal benefit, and foreign statutory rates. For the three months ended September 30, 2024 and 2023, the Company did not record income tax expense due to the generation of net operating losses, the benefits of which have been fully reserved.
The Company’s estimate of the realizability of the deferred tax asset is dependent on estimates of projected future levels of taxable income. In consideration of historical losses and in analyzing future taxable income levels, the Company considered all evidence currently available, both positive and negative, and has no
t recognized deferred tax assets.

11. Income Taxes
Income (loss) before provision for income taxes consisted of the following:

	Years Ended December 31,
(in thousands)	2023	2022
Federal	(376,152)	(113,389)
Foreign	185,608	(55,586)

Loss before provision for income taxes	$(190,544)	$(168,975)

The provision for income taxes for the years ended December 31, 2023 and 2022 consisted of the following:

	Years Ended December 31,
(in thousands)	2023	2022
Current income tax (benefit) expense:
Federal	$(136)	(246)
State	10	(19)
Foreign	—	—

Total current income tax benefit	(126)	(265)

Deferred income tax (benefit) expense:
Federal	—	—
State	—	—
Foreign	—	—

Total deferred income tax benefit	—	—

Total income tax benefit	$(126)	$(265)

The Company’s income tax benefit for the years ended December 31, 2023 and 2022 relating to federal, state and foreign tax jurisdictions differs from the amounts determined by applying the statutory federal income tax rate based on the following:

	Years Ended December 31,
(in thousands)	2023		2022
Benefit at the federal rate	$(40,015)	21.0%	$(35,472)	21.0%
Increase (decrease) resulting from:
Foreign tax rate differential	(15,783)	8.3%	2,177	(1.3)%
State taxes, net of federal benefit	(9,514)	5.0%	(1,603)	0.9%
Change in valuation allowance	98,714	(51.8)%	35,406	(21.0)%
Intercompany note impairment	(34,615)	18.2%	—	—
Tax credits	(5,928)	3.1%	(6,992)	4.1%
Officer's compensation	177	(0.1)%	695	(0.4)%
Stock compensation	4,564	(2.4)%	4,637	(2.7)%
Impairment of intellectual property	3,003	(1.6)%	—	—
Permanent differences	79	0.0%	(182)	0.1%
Change in state tax law	384	(0.2)%	—	—
Other	(1,192)	0.6%	1,069	(0.6)%

Total income tax benefit	$(126)	0.1%	$(265)	0.1%

In 2021, the Company transferred intellectual property rights between tax jurisdictions, resulting in a deferred tax asset on the basis difference in the intangible assets. In addition, in connection with the transfer of the intellectual property the Company recorded intercompany notes between the parties. In December 2023, the Company determined that the intellectual property intangible assets and intercompany notes were impaired resulting in the recognition of income or loss in the respective jurisdiction.
Components of deferred income taxes consist of the following:

	December 31,
(in thousands)	2023	2022
Deferred tax assets:
Net operating loss carryforwards	$54,081	$9,374
Tax credit carryforwards	19,378	12,374
Intangible assets	—	25,537
Intercompany note impairment	64,087
Operating lease liabilities	6,348	8,074
Non-qualified stock compensation	15,435	12,017
Restricted stock compensation	680	235
Capitalization of R&D expenses	20,758	20,375
Other	676	1,661

Total deferred tax assets	181,443	89,647

Valuation allowance	(180,943)	(82,228)

Net deferred tax assets	$500	$7,419

Deferred tax liabilities:
Operating lease right-of-use assets	(506)	(7,218)
Depreciation	4	(186)
Other	2	(15)

Total deferred tax liabilities	(500)	(7,419)

Net deferred tax asset (liability)	$—	$—

The Company’s accounting for deferred taxes involves the evaluation of a number of factors concerning the realizability of its net deferred tax assets. The Company primarily considered such factors as its history of operating losses, the nature of the Company’s deferred tax assets, and the timing, likelihood and amount, if any, of future taxable income during the periods in which those temporary differences and carryforwards become deductible. At December 31, 2023 and 2022, the Company does not believe that it is more likely than not that the deferred tax assets will be realized; accordingly, a full valuation allowance has been established and no deferred tax asset is shown in the accompanying consolidated balance sheets. For the year ended December 31, 2023, the valuation allowance for deferred tax assets increased by $98.7 million, which was principally due to increased deffered taxes for net operating losses and intercompany note impairment. For the year ended December 31, 2022, the valuation allowance for deferred tax assets increased by $35.4 million, which was principally due to net operating losses, tax credits, tax basis generated from the intellectual property transfer, and U.S. research and development expense capitalization.
At December 31, 2023 and 2022, the Company had unused federal net operating loss carryforwards of $38.9 million and $0, respectively. The federal net operating loss carryforwards have no expiration, and are limited in utilization to 80% of taxable income. The CARES Act temporarily allows the Company to carryback net operating losses arising in 2018, 2019 and 2020 to the five
prior tax years. In addition, net operating losses

generated in these years could fully offset prior year taxable income without the 80% of the taxable income limitation under the TCJA which was enacted on December 22, 2017. The Company has been generating losses since its inception, as such the net operating loss carryback provision under the CARES Act is not applicable to the Company.
At December 31, 2023 and 2022, the Company had unused state net operating loss carryforwards of $26.4 million and $3.6 million, respectively. The state net operating loss carryforwards expire in 2035.
At December 31, 2023 and 2022, the Company had unused foreign net operating loss carryforwards of $354.8 million and $72.9 million, respectively. The foreign net operating loss carryforwards have no expiration.
At December 31, 2023 and 2022, the Company had $11.7 million and $6.6 million of federal research and development tax credit carryforwards that may be available to offset future federal income taxes through 2040. Additionally, at December 31, 2023, the Company had a federal orphan drug credit (ODC) carryforward related to qualifying research of $6.0 million that will begin to expire in 2041. At December 31, 2023 and 2022, the Company also had $2.1 million and $1.3 million of research and development tax credit carryforwards that may be available to offset future state income taxes in the state of Massachusetts through 2035.
Utilization of net operating loss and research and development tax credit carryforwards may be subject to a substantial annual limitation under Section 382 of the Internal Revenue Code of 1986, as amended, due to ownership changes that have occurred previously or that could occur in the future. These ownership changes may limit the amount of net operating loss and research and development tax credit carryforwards that can be utilized annually to offset future taxable income and tax expense, respectively. The Company has completed several financings since its inception which may result in a change of control as defined in Section 382 of the Internal Revenue Code or could result in a change in control in the future.
The Company complies with the provisions of ASC 740 in accounting for its uncertain tax positions. ASC 740 addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the consolidated financial statements. Under ASC 740, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely that not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. At December 31, 2023 and 2022, the Company had no uncertain tax positions.
The Company recognizes interest accrued related to unrecognized tax benefits and penalties in income tax expense. The Company had no accruals for interest and penalties at December 31, 2023 and 2022.
The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. The statute of limitations for assessment by the Internal Revenue Service and state tax authorities remains open for the tax years
December 31, 2020 through December 31, 2023
as the Company was incorporated in September 2018. There are currently no federal, state or foreign income tax audits in progress. The resolution of tax matters is not expected to have a material effect on the Company’s consolidated financial statements.